10. SEGMENT AND GEOGRAPHIC INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 10,790,342	$ 11,901,339
Net sales, % of total	100.00%	100.00%
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 10,558,167	$ 11,563,956
Net sales, % of total	98.00%	97.00%
Outside North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 202,175	$ 337,383
Net sales, % of total	2.00%	3.00%